Mar. 01, 2017

1290 FUNDS*

1290 High Yield Bond Fund

(each a “Fund” and together, the “Funds”)

SUPPLEMENT DATED OCTOBER 27, 2017 TO THE PROSPECTUS DATED MARCH 1, 2017

This Supplement updates certain information contained in the Prospectus of the Funds, each a series of 1290 Funds (“Trust”), dated March 1, 2017. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and/or Statement of Additional Information, free of charge, by calling 1-888-310-0416 or by sending an e-mail request to 1290Funds@mediantonline.com, or you can view, print and download a copy of these documents at the Trust’s website at www.1290Funds.com.

The purpose of this Supplement is to provide you with information relating to: 1) the removal of a “Redemption Fee” for the 1290 High Yield Bond Fund; and 2) changes to the minimum initial investment amounts for certain purchasers of Class A and Class I shares of the Funds and the availability of sales charge waivers for Class A shares of the Funds.

Effective January 1, 2018, the “Redemption fee” information included in the “Shareholder Fees” table in the section of the Prospectus entitled “About the Funds - 1290 High Yield Bond Fund – Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

1290 High Yield Bond Fund	Class A Shares	Class T Shares	Class I Shares	Class R Shares
Redemption fee (as a percentage of amount redeemed, if applicable)	None	None	None	None

Effective January 1, 2018, footnote number “2” beneath the “Annual Fund Operating Expenses” table in the section of the Prospectus entitled “About the Funds – 1290 High Yield Bond Fund – Fees and Expenses of the Fund” is deleted in its entirety.

* Class T shares currently are not offered for sale.